Financial investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial investments
Summary of financial investments

	2018	2017
Investment fund quotas (i)	38,677	138,945
Bank deposit certificate	44,595	42,067
Repurchase agreements	—	18,289
Other	8,961	7,246
	92,233	206,547
(i)	The investment fund is exclusively held by VSA and its subsidiaries. The fund’s portfolio is comprised of repurchase agreements and treasury bills.